EQUITY - Tax Effect Relating to Other Comprehensive Income (Loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
(Losses)/Gains on remeasurement of defined benefit plans, before tax	€ 385	€ (730)	€ (1,448)
(Losses)/Gains on remeasurement of defined benefit plans, tax	(88)	203	(18)
(Losses)/Gains on remeasurement of defined benefit plans, net of tax	297	(527)	(1,466)
Gains on cash flow hedging instruments, before tax	(13,034)	34,971	51,086
Gains on cash flow hedging instruments, tax	3,608	(9,757)	(16,943)
Gains on cash flow hedging instruments, net of tax	(9,426)	25,214	34,143
Exchange differences on translating foreign operations, before tax	5,986	(15,346)	4,118
Exchange gains on translating foreign operations, tax	0	0	0
Exchange gains on translating foreign operations, net of tax	5,986	(15,346)	4,118
Total other comprehensive income/(loss), before tax	(6,663)	18,895	53,756
Total other comprehensive income/(loss), tax	3,520	(9,554)	(16,961)
Total other comprehensive (loss)/income, net of tax	€ (3,143)	€ 9,341	€ 36,795